7. Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets	Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.
ZHEJIANG JIAHUAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

	2015	2014
	RMB’000	RMB’000

Prepayments and other receivables	13,039	11,333
Deposits	4,433	3,067

	17,472	14,400

ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2015	2014
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	160,634	207,632
Less: Progress billings	(62,994)	(53,723)

Cost and estimated earnings in excess of billings	97,640	153,909